Financial debt - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Lease liabilities	€ 6,565	€ 4,510	€ 130
Increase (decrease) in lease liabilities	€ 2,100
Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Additions to right-of-use assets		€ 5,100
Lease term	4 years	4 years
Lease liabilities | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.89%	1.89%
Lease liabilities | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.18%	5.18%